Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of Ordinary Shares Subject to Possible Redemption Reflected on the Consolidated Balance Sheets	As of September 30, 2023 and December 31, 2022, the ordinary shares subject to possible Redemption reflected on the consolidated balance sheets are reconciled in the following table:
Ordinary Shares subject to possible Redemption, December 31, 2022	$323,911,642
Less:
Redemptions of Ordinary Shares	(294,254,572)
Plus:
Accretion adjustment of carrying value to Redemption value	5,439,597
Ordinary Shares subject to possible Redemption, September 30, 2023	$35,096,667
As of December 31, 2022 and 2021, the Ordinary Shares subject to possible Redemption reflected on the balance sheets are reconciled in the following table:
Gross proceeds from Initial Public Offering	$319,216,340
Less:
Proceeds allocated to Public Warrants	(9,354,214)
Ordinary Share issuance costs	(17,771,568)
Plus:
Remeasurement adjustment of carrying value to Redemption value	27,125,782
Ordinary Shares subject to possible Redemption, December 31, 2021	319,216,340
Plus:
Remeasurement adjustment of carrying value to Redemption value	4,695,302
Ordinary Shares subject to possible Redemption, December 31, 2022	$323,911,642

Schedule of Basic and Diluted Net (Loss) Income Per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of ordinary share:
	For the three months ended September 30, 2023			For the nine months ended September 30, 2023
	Class A ordinary share subject to possible Redemption	Class A	Class B	Class A ordinary share subject to possible Redemption	Class A	Class B
Numerator
Allocation of net loss	$(1,767,793)	$(524,423)	$(2,313,627)	$(632,150)	$(27,527)	$(389,961)

Denominator
Weighted Average Shares Outstanding including common stock subject to Redemption	4,970,919	1,474,641	6,505,768	12,083,753	526,181	7,454,228
Basic and diluted net (loss) income per shares	$(0.36)	$(0.36)	$(0.36)	$(0.05)	$(0.05)	$(0.05)
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary share:
	For the Year Ended December 31, 2022		For the Period from January 11, 2021 (Inception) Through December 31, 2021
	Class A ordinary share subject to possible Redemption	Class B ordinary share	Class A ordinary share subject to possible Redemption	Class B ordinary share
Numerator
Allocation of net income	$8,462,500	$2,115,625	$5,060,575	$1,533,442

Denominator
Weighted average shares outstanding	31,921,634	7,980,409	25,840,755	7,830,197
Basic and diluted net income per share	$0.27	$0.27	$0.20	$0.20